Credit facilities	6 Months Ended
Dec. 31, 2023
Credit facilities
Credit facilities

Note 8 – Credit facilities

Loans from third parties

Outstanding balances of third-party loans consisted of the following:

			Collateral/	December 31,	June 30,
Name of lender	Maturities	Weighted average interest rate	Guarantee	2023	2023

				(Unaudited)
Pony Partners Ltd	August 30, 2023 (Fully repaid in September 2023)	5.5%	20 BTC	$—	$280,000

Pony Partners Ltd	September 12, 2023 (Fully repaid in September 2023)	5.5%	35 BTC	—	539,000
				$—	$819,000

Interest expense pertaining to the above loans amounted to $8,515 and $14,043 was recorded for the six months ended December 31, 2023 and 2022, respectively.

The above loans were fully repaid by the Company in September 2023 by selling the 55 collateralized BTCs.